Retirement-Related Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Contribution expense from retirement plans [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Vesting Percentage Of Matching Contribution To Eligible Associates	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	50.00%
Minimum Age Limit Of Participant To Defer Additional Earnings In Catch Up Contributions	50
JAPAN | Deferred Income Taxes and Other [Member]
Contribution expense from retirement plans [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	223	$ 281
United Kingdom [Member] | Deferred Income Taxes and Other [Member]
Contribution expense from retirement plans [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	85	$ 69